Annual Total Returns- Vanguard Treasury Money Market Fund (Retail) [BarChart] - Retail - Vanguard Treasury Money Market Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.01%	0.01%	0.02%	0.25%	0.79%	1.80%	2.14%	0.47%